S000006335 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.37%	8.68%	8.49%
I Class
Prospectus [Line Items]
Average Annual Return, Percent		18.60%	12.10%	8.91%
I Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.83%	10.32%	6.04%
I Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.30%	9.35%	6.38%
N Class
Prospectus [Line Items]
Average Annual Return, Percent		18.35%	11.91%	8.69%

[1]	The Fund has adopted this broad-based index as its primary benchmark index in response to new regulatory requirements.
[2]
The Russell 1000® Value Index, the Fund’s secondary benchmark index, measures the performance of those companies in the Russell 1000® Index with lower price‑to‑book ratios and lower forecasted growth values.